Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management [Abstract]
Carrying amounts of financial assets and financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities:

	As of December 31,
In CHF thousands	2021	2020
Financial assets
Right-of-use assets	2,914	2,223
Long-term financial assets	363	334
Other current receivables	428	329
Short-term financial assets	116,000	65,000
Cash and cash equivalents	82,216	160,893
Total financial assets	201,921	228,779

	As of December 31,
In CHF thousands	2021	2020
Financial liabilities
Long-term lease liabilities	2,340	1,780
Trade and other payables	2,003	2,184
Accrued expenses	16,736	11,085
Short-term lease liabilities	570	443
Total financial liabilities	21,649	15,492